RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of significant related party transactions

(a)Related parties

Names of related parties	Relationship with the Company
Mr. Charles Zhengyao Lu (1)	Former chairman of the board of directors of the Company
Ms. Jenny Zhiya Qian (2)	A former director and chief executive officer of the Company
Mr. Min Chen (3)	A former director of the Company
UCAR Inc. (“UCAR Inc.”) (4)	An entity controlled by Mr. Charles Zhengyao Lu
Haode Group Inc. (“Haode Group”) (4)	An affiliate of Mr. Charles Zhengyao Lu
Haode Investment Inc. (“Haode Investment”) (4)	An affiliate of Mr. Charles Zhengyao Lu
Beijing QWOM Digital Technology Co., Ltd. (“QWOM”) (4)	An affiliate of Mr. Charles Zhengyao Lu
Borgward Automobile (China) Co., Ltd (“Borgward”)(4)	An affiliate of Mr. Lu Zhengyao
Yousheng Chengyi (Tianjin) Information Technology Co., Ltd ("Yousheng Information")(4)	An entity ultimately significantly influenced by Mr. Charles Zhengyao Lu
(1)	Mr. Charles Zhengyao Lu no longer serves as chairman of the board of directors of the Company since July 5, 2020.
(2)	Ms. Jenny Zhiya Qian no longer serves as a director and chief executive officer of the Company since May 12, 2020.
(3)	Mr. Min Chen no longer serves as a director of the Company since February 21, 2019.
(4)

UCAR Inc., Haode Group, Haode Investment, QWOM, Borgward and Yousheng Information are no longer related parties of the Company since the termination of Mr. Charles Zhengyao Lu from the Group on July 5, 2020.

(b)Other than disclosed elsewhere, the Group had the following significant related party transactions for the years ended December 31, 2018, 2019 and 2020:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$

Cash paid to
—Haode Group(1)	—	306,319	—	—

Cash received from:
—Borgward(3)	—	45,000	—	—
—Haode Investment(2)	—	306,319	—	—
	—	351,319	—	—

Services received from:
—QWOM	42,927	60,391	28,920	4,432
—UCAR Inc.	3,179	5,549	6,334	971
Total	46,106	65,940	35,254	5,403

Repayments of loans to:
—Ms. Jenny Zhiya Qian	50,000	—	—	—
—Mr. Min Chen	10,000	—	—	—
Total	60,000	—	—	—

Loan provided to:
—Haode Group	147,559	—	—	—

Repayment of loan from :
—Haode Group	—	147,559	—	—

Goods supplied to:
—UCAR Inc.	—	80	—	—

Agreement of payment for leasehold improvement of sublet rental office to:
—UCAR Inc. (4)	—	—	36,599	5,609

Trust investments(5)
—Xiamen Trust	—	—	590,000	90,421
—Yunnan Trust	—	—	550,000	84,291
	—	—	1,140,000	174,712
(1)	RMB139,236 (US$20,000) out of the payment was paid to an individual who received the cash on behalf of Haode Group.
(2)	Haode Investment made the repayment on behalf of Haode Group.
(3)

The cash received from Borgward is related to the misconduct in 2019 as described in “Note 21 Subsequent events - Independent investigation and related matters” in 2019 Form 20-F. The balance as of December 31, 2019 was fully repaid in March 2020.

(4)

The Group has entered into an agreement with UCAR Inc. on July 1, 2020 to pay RMB36,599 (US$5,609) to UCAR Inc. for the costs UCAR Inc. incurred as a result of the leasehold improvements of certain office space that UCAR Inc. sublet to the Group. The Group has not yet made the payment as of the issuance date of this report. As UCAR Inc. is no longer a related party of the Company since the termination of Mr. Charles Zhengyao Lu from the Group on July 5, 2020, the balance of amounts due to UCAR Inc. was classified in accrued expenses and other current liabilities as of December 31, 2020.

(5)

Xiamen Trust and Yunnan Trust were designated to be used to purchase receivables relating to property leased to Borgward and to invest in equity interests of Yousheng Information, respectively, upon the entry of the trust instruments. On the basis of substance over form, management considers the two trust investments made by former management as related party transactions.

For the guarantees provided by Mr. Charles Zhengyao Lu and Ms. Jenny Zhiya Qian for some borrowings of the Group, see Note 8 and Note 10.

(c)The Group had the following related party balances as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Amount due from a related party:
—UCAR Inc.	90	—	—

Amounts due to related parties:
—QWOM	17,091	—	—
—UCAR Inc.	2,084	—	—
—Borgward	45,000	—	—
	64,175	—	—